Guarantees - Other Guarantees - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Guarantor Obligations
Funds Advanced To Investors Under Servicing Agreements	$ 65,671	$ 77,800
Popular, Inc. Holding Co.
Guarantor Obligations
Wholly-owned subsidiary percentage	100.00%
Popular, Inc. Holding Co. | Debt Securities Payable
Guarantor Obligations
Guarantees, unamortized balance of the obligations	$ 94,000	94,000
Financial Standby Letter Of Credit
Guarantor Obligations
Guarantees, unamortized balance of the obligations	200	300
Guarantee Type, Other | Popular, Inc. Holding Co. | Capital securities (trust preferred securities)
Guarantor Obligations
Guarantees, unamortized balance of the obligations	$ 374,000	$ 374,000